Quarterly Financial Data (unaudited) (Notes)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (unaudited)
Quarterly Financial Data (unaudited)
The below tables reflect the unaudited quarterly information of the Company that has been retrospectively recast for all periods to give effect to the Sturgeon Acquisition as if it had occurred on September 13, 2014, the date that Sturgeon commenced operations. See Note 15 for additional information regarding the Sturgeon Acquisition.

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,	Total
	2016	2016	2016	2016
Revenue from external customers	$29,518,227	$20,345,310	$20,752,911	$27,078,896	$97,695,344
Revenue from related parties	$3,064,632	$48,817,324	$42,573,621	$38,474,676	$132,930,253
Cost of revenue	$32,391,176	$50,503,643	$42,854,771	$47,271,156	$173,020,746
Selling, general and administrative expenses	$3,613,874	$5,206,138	$3,194,609	$6,033,894	$18,048,515
Earnings before other expense (income), interest, depreciation and amortization, impairment and taxes	$(3,422,191)	$13,452,853	$17,277,152	$12,248,522	$39,556,336
Other expense (income)	$990	$(626,716)	$253,832	$213,722	$(158,172)
Interest expense	$1,296,356	$1,012,031	$1,024,514	$763,281	$4,096,182
Depreciation, depletion, accretion and amortization	$17,751,072	$18,810,615	$17,921,471	$17,832,240	$72,315,398
Impairment of long-lived assets	$—	$1,870,885	$—	$—	$1,870,885
Loss before income taxes	$(22,470,609)	$(7,613,962)	$(1,922,665)	$(6,560,721)	$(38,567,957)
Provision for income taxes	$894,360	$789,375	$1,055,961	$51,145,175	$53,884,871
Net loss	$(23,364,969)	$(8,403,337)	$(2,978,626)	$(57,705,896)	$(92,452,828)

Net loss per share (basic and diluted) (Note 10)	$(0.78)	$(0.28)	$(0.10)	$(1.61)	$(2.94)
Weighted average number of shares outstanding (Note 10)	30,000,000	30,000,000	30,000,000	35,951,087	31,500,000

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,	Total
	2015	2015	2015	2015
Revenue from external customers	$76,155,221	$53,851,354	$46,626,378	$20,569,011	$197,201,964
Revenue from related parties	$44,030,771	$50,690,762	$41,806,945	$34,206,350	$170,734,828
Cost of revenue	$85,007,871	$78,210,562	$70,739,930	$40,728,886	$274,687,249
Selling, general and administrative expenses	$5,472,679	$5,323,083	$4,605,508	$6,998,750	$22,400,020
Earnings before other expense, interest, depreciation and amortization, impairment and taxes	$29,705,442	$21,008,471	$13,087,885	$7,047,725	$70,849,523
Other expense	$911,232	$1,207,656	$38,082	$112,088	$2,269,058
Interest income	$46,678	$51,564	$250	$—	$98,492
Interest expense	$1,532,394	$1,276,011	$1,431,591	$1,224,551	$5,464,547
Depreciation, depletion, accretion and amortization	$18,110,664	$18,738,887	$18,670,552	$18,978,471	$74,498,574
Impairment of long-lived assets	$—	$4,470,781	$908,456	$6,745,116	$12,124,353
Income (loss) before income taxes	$9,197,830	$(4,633,300)	$(7,960,546)	$(20,012,501)	$(23,408,517)
Provision (benefit) for income taxes	$1,164,943	$408,193	$(4,250,643)	$1,088,421	$(1,589,086)
Net income (loss)	$8,032,887	$(5,041,493)	$(3,709,903)	$(21,100,922)	$(21,819,431)

Net (loss) earnings per share (basic and diluted) (Note 10)	$0.27	$(0.17)	$(0.12)	$(0.70)	$(0.73)
Weighted average number of shares outstanding (Note 10)	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000

As required by Rule 3-02 of Regulation S-K, the Company has presented below the changes, as a result of such recast, in the amounts previously reported by the Company for these periods. The adjustments reflect the changes to the unaudited quarterly financial data as included in the Company's Annual Report on Form 10-K filed with the Securities and Exchange Commission on February 23, 2017 for the periods indicated.

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,	Total
	2016	2016	2016	2016
Revenue from external customers	$546,292	$274,344	$743,825	$1,054,843	$2,619,304
Revenue from related parties	$(2,466,937)	$(53,998)	$(183,511)	$(287,982)	$(2,992,428)
Cost of revenue	$(506,044)	$(871,735)	$120,795	$727,821	$(529,163)
Selling, general and administrative expenses	$358,810	$410,409	$192,800	$355,521	$1,317,540
Earnings before other expense (income), interest, depreciation and amortization, impairment and taxes	$(1,773,411)	$681,672	$246,719	$(316,481)	$(1,161,501)
Other expense (income)	$19,182	$49,780	$10,939	$14,166	$94,067
Interest expense	$104,461	$94,721	$91,765	$93,778	$384,725
Depreciation, depletion, accretion and amortization	$337,481	$556,823	$773,041	$737,195	$2,404,540
Impairment of long-lived assets	$—	$—	$—	$—	$—
Loss before income taxes	$(2,234,535)	$(19,652)	$(629,026)	$(1,161,620)	$(4,044,833)
Provision for income taxes	$—	$—	$—	$—	$—
Net loss	$(2,234,535)	$(19,652)	$(629,026)	$(1,161,620)	$(4,044,833)

Net loss per share (basic and diluted) (Note 10)	$(0.07)	$—	$(0.02)	$(0.03)	$(0.13)
Weighted average number of shares outstanding (Note 10)	30,000,000	30,000,000	30,000,000	35,951,087	31,500,000

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,	Total
	2015	2015	2015	2015
Revenue from external customers	$7,889,458	$(2,928,953)	$2,475,256	$1,021,721	$8,457,482
Revenue from related parties	$(72,948)	$(95,238)	$(238,425)	$(50,772)	$(457,383)
Cost of revenue	$4,259,802	$(6,904,731)	$379,702	$605,159	$(1,660,068)
Selling, general and administrative expenses	$560,105	$385,075	$413,591	$499,701	$1,858,472
Earnings before other expense, interest, depreciation and amortization, impairment and taxes	$2,996,603	$3,495,465	$1,443,538	$(133,911)	$7,801,695
Other expense	$14,714	$11,689	$(103,947)	$188,838	$111,294
Interest income	$—	$—	$—	$—	$—
Interest expense	$—	$2,075	$55,167	$116,484	$173,726
Depreciation, depletion, accretion and amortization	$367,454	$745,265	$711,120	$280,853	$2,104,692
Impairment of long-lived assets	$—	$—	$—	$—	$—
Income (loss) before income taxes	$2,614,435	$2,736,436	$781,198	$(720,086)	$5,411,983
Provision (benefit) for income taxes	$—	$—	$—	$—	$—
Net income (loss)	$2,614,435	$2,736,436	$781,198	$(720,086)	$5,411,983

Net (loss) earnings per share (basic and diluted) (Note 10)	$0.09	$0.09	$0.03	$(0.02)	$0.18
Weighted average number of shares outstanding (Note 10)	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000